Organization, Consolidation and Presentation of Financial Statements (Tables)	3 Months Ended
Aug. 27, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Quarterly Financial Information [Table Text Block]

Unaudited Quarterly Results	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2023
Revenue	$740.7	$863.3	$826.9	$801.7	$3,232.6
Gross profit	191.6	250.8	237.8	239.2	919.4
Operating income (loss)	(12.6)	28.9	20.5	28.7	65.5
Net income (loss)	(11.4)	19.6	11.4	15.7	35.3
Basic earnings (loss) per share	(0.10)	0.17	0.10	0.13	0.30
Diluted earnings (loss) per share	(0.10)	0.17	0.10	0.13	0.30
2022
Revenue	$556.6	$724.8	$738.2	$753.1	$2,772.7
Gross profit	154.7	206.8	203.6	196.4	761.5
Operating income (loss)	(31.8)	33.9	15.9	2.1	20.1
Net income (loss)	(28.1)	24.7	9.6	(2.2)	4.0
Basic earnings (loss) per share	(0.24)	0.21	0.08	(0.02)	0.03
Diluted earnings (loss) per share	(0.24)	0.21	0.08	(0.02)	0.03